INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - The Bank's most significant joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	$ 236,088,113	$ 220,076,482
Liabilities	207,282,494	193,421,257
Profits (loss)	3,214,567	2,786,435	$ 2,754,173
Compania de financiamiento Tuya S.A
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	3,289,299	2,790,596
Liabilities	2,876,294	2,447,483
Income from ordinary activities	1,700,009	1,450,242
Profits (loss)	(19,345)	$ 55,258
Dividends	$ 0